Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of information about employee benefits

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Salaries	16,969	16,918	13,918
Social charges	1,799	1,363	1,077
Pension charges	444	497	426
Share-based payment (see note 16)	3,968	2,611	2,697
Other	603	1,152	767
Total employee benefits	23,783	22,541	18,885

Schedule of information about employee benefits by expense

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Selling, general and administrative expenses	10,665	8,738	7,811
Research & Development expenses	13,118	13,803	11,074
Total employee benefits	23,783	22,541	18,885

Schedule of information about employees

	As at December 31
(in FTE’s)	2024	2023	2022
Selling, General & Administration	56.5	40.4	34.9
Research & Development	127.1	106.4	102.6
Total	183.6	146.8	137.5